Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2011
Statements of Cash Flows
Proceeds from sale of common stock in IPO, issuance costs	$ 2,868	$ 2,868